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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21269

     Evergreen Income Advantage Fund
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for one of its series, Evergreen Income Advantage Fund, for the six months ended October 31, 2006. This one series has an April 30 fiscal year end.

Date of reporting period: October 31, 2006

Item 1 - Reports to Stockholders.

Evergreen Income Advantage Fund

Evergreen

INCOME ADVANTAGE FUND

Semiannual Report
as of October 31, 2006

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
22	ADDITIONAL INFORMATION
28	AUTOMATIC DIVIDEND REINVESTMENT PLAN
32	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

December 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Evergreen Income Advantage Fund, covering the six-month period ended October 31, 2006.

Domestic capital markets, both equity and fixed income, faced a wide range of sometimes inconsistent influences during the past six months. In the first two months of the period, investors worried about rapidly rising oil and commodity prices and the effects of the Federal Reserve Board’s persistent efforts to raise short-term interest rates to slow the economy. However, in the final four months, declining oil and commodity prices offered more encouragement to investors willing to take on risk, especially after the Federal Reserve paused in its cycle of credit tightening. Throughout the period, investors warily watched for signs that specific pockets of weakness might lead to a deceleration of growth in the general economy.

Evidence of economic deceleration did appear in the second and third quarters of 2006 — a year which began with a particularly robust rise in Gross Domestic Product (GDP) of more than 5% in the first quarter. GDP growth then slowed to annualized rates of approximately 2.5% and an estimated 2.2% in the second and third quarters, respectively, with weakening most evident in the housing and automotive industries. Yet healthy growth levels in personal consumption and business investment enabled demand to grow at more historically average rates. In addition, energy prices fell dramatically in the waning months

LETTER TO SHAREHOLDERS continued

of the fiscal period, boosting consumer confidence and raising hopes for lower inflation in the months ahead. However, officials at the Federal Reserve indicated they continued to be concerned about the possibility of rising inflationary pressures.

Over the six months, the domestic fixed income market delivered generally positive results. Reflecting a supportive backdrop of healthy corporate profits and solid credit fundamentals, high-yield corporate bonds maintained a performance edge over high-grade securities.

In managing the fund, managers focused on investments in lower-rated, higher-yielding corporate bonds, while maintaining a relatively defensive portfolio positioning. They also made selective use of the fund’s ability to borrow funds at short-term rates to invest in higher-yielding corporate securities as a strategy to enhance the fund’s income.

As always, we encourage investors to maintain diversified investment portfolios, including strategies such as that of the Evergreen Income Advantage Fund, in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access details about daily fund prices, yields, dividend rates and fund facts about Evergreen closed-end funds. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

LETTER TO SHAREHOLDERS continued

Notice to Shareholders

Effective October 1, 2006, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund broker-dealer or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FINANCIAL HIGHLIGHTS

(For a common share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2006
	(unaudited)	2006	2005	2004	2003[1]

Net asset value, beginning of period	$14.06	$ 14.41	$ 15.62	$ 14.92	$ 14.33[2]

Income from investment operations
Net investment income (loss)	0.79[3]	1.59[3]	1.56	1.76	0.17
Net realized and unrealized gains or losses on investments	(0.07)	0.03	(0.65)	0.68	0.67
Distributions to preferred shareholders from[4]
Net investment income	(0.18)	(0.26)	(0.14)	(0.09)	0[5]
Net realized gains	0	(0.02)	(0.01)	0	0

Total from investment operations	0.54	1.34	0.76	2.35	0.84

Distributions to common shareholders from
Net investment income	(0.71)	(1.54)	(1.64)	(1.65)	(0.14)
Net realized gains	0	(0.15)	(0.33)	0	0

Total distributions to common shareholders	(0.71)	(1.69)	(1.97)	(1.65)	(0.14)

Offering costs charged to capital for
Common shares	0	0	0	0	(0.03)
Preferred shares	0	0	0	0	(0.08)

Total offering costs	0	0	0	0	(0.11)

Net asset value, end of period	$ 13.89	$ 14.06	$ 14.41	$ 15.62	$ 14.92

Market value, end of period	$ 14.31	$ 14.17	$ 14.24	$ 14.44	$ 15.11

Total return based on market value[6]	6.33%	11.91%	12.07%	6.55%	1.66%

Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$948,650	$953,102	$966,835	$1,035,766	$979,903
Liquidation value of preferred shares, end of period (thousands)	$490,000	$490,000	$490,000	$ 490,000	$490,000
Asset coverage ratio, end of period	292%	294%	297%	311%	300%
Ratios to average net assets applicable to common shareholders
Expenses including waivers/reimbursements but excluding expense reductions	1.20%[7]	1.19%	1.15%	1.15%	0.77%[7]
Expenses excluding waivers/reimbursements and expense reductions	1.20%[7]	1.19%	1.15%	1.15%	0.77%[7]
Net investment income (loss)[8]	8.75%[7]	9.17%	10.03%	10.56%	6.66%[7]
Portfolio turnover rate	48%	49%	63%	49%	2%

1For the period from February 28, 2003 (commencement of class operations), to April 30, 2003.

2 Initial public offering price of $15.00 per share less underwriting discount of $0.67 per share.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Distributions to preferred shareholders per common share are based on average common shares outstanding during the period.

5 Amount represents less than $0.005 per share.

6 Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

7 Annualized

8 The net investment income (loss) ratio reflects distributions to preferred shareholders. See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 136.6%
CONSUMER DISCRETIONARY 45.3%
Auto Components 5.5%
Accuride Corp., 8.50%, 02/01/2015	$7,250,000	$7,068,750
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 (p)	7,000,000	7,113,750
Tenneco Automotive, Inc., 8.625%, 11/15/2014 (p)	14,350,000	14,529,375
TRW Automotive, Inc.:
9.375%, 02/15/2013	3,500,000	3,766,875
11.00%, 02/15/2013 (p)	10,500,000	11,576,250
Visteon Corp., 8.25%, 08/01/2010 (p)	8,100,000	7,776,000

		51,831,000

Automobiles 1.4%
Ford Motor Co., 7.45%, 07/16/2031 (p)	5,700,000	4,495,875
General Motors Corp., 8.375%, 07/15/2033 (p)	10,000,000	8,950,000

		13,445,875

Diversified Consumer Services 1.2%
Carriage Services, Inc., 7.875%, 01/15/2015	3,600,000	3,555,000
Education Management Corp.:
8.75%, 06/01/2014 144A	3,750,000	3,862,500
10.25%, 06/01/2016 144A	4,250,000	4,430,625

		11,848,125

Hotels, Restaurants & Leisure 6.1%
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 (p)	10,000,000	10,750,000
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	15,000,000	15,506,250
MGM MIRAGE, Inc., 9.75%, 06/01/2007	13,000,000	13,325,000
Town Sports International, Inc., 9.625%, 04/15/2011	4,057,000	4,300,420
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	12,750,000	13,801,875

		57,683,545

Household Durables 3.6%
Hovnanian Enterprises, Inc., 7.75%, 05/15/2013 (p)	7,000,000	6,658,750
Jarden Corp., 9.75%, 05/01/2012 (p)	9,125,000	9,695,313
Libbey, Inc., FRN, 12.44%, 06/01/2011 144A	7,100,000	7,561,500
Standard Pacific Corp., 9.25%, 04/15/2012 (p)	7,000,000	7,105,000
Technical Olympic USA, Inc., 10.375%, 07/01/2012 (p)	3,390,000	3,059,475

		34,080,038

Media 15.5%
AMC Entertainment, Inc.:
9.875%, 02/01/2012	5,000,000	5,193,750
Ser. B, 8.625%, 08/15/2012	11,430,000	11,844,338
American Media Operations, Inc., Ser. B, 10.25%, 05/01/2009	7,000,000	6,667,500
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012 (p)	10,392,000	10,145,190
Cinemark USA, Inc., 9.00%, 02/01/2013	8,185,000	8,563,556
Dex Media East, LLC:
9.875%, 11/15/2009	11,500,000	12,146,875
12.125%, 11/15/2012 (p)	7,000,000	7,822,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Houghton Mifflin Co., 8.25%, 02/01/2011	$7,125,000	$7,374,375
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	5,000,000	5,018,750
Mediacom Communications Corp., 9.50%, 01/15/2013 (p)	21,250,000	21,914,062
Paxson Communications Corp., FRN, 11.62%, 01/15/2013 144A	9,000,000	9,056,250
R.H. Donnelley Corp., 10.875%, 12/15/2012	12,000,000	13,185,000
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	12,500,000	12,937,500
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013 (p)	7,539,000	7,388,220
Visant Corp., 7.625%, 10/01/2012	7,465,000	7,576,975

		146,834,841

Multi-line Retail 1.6%
Neiman Marcus Group, Inc.:
9.00%, 10/15/2015	7,000,000	7,542,500
10.375%, 10/15/2015 (p)	7,000,000	7,691,250

		15,233,750

Specialty Retail 5.5%
American Achievement Corp., 8.25%, 04/01/2012	6,155,000	6,308,875
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	8,000,000	8,040,000
Central Garden & Pet Co., 9.125%, 02/01/2013	7,000,000	7,350,000
Linens ‘n Things, Inc. FRN, 11.00%, 01/15/2014 (p)	7,450,000	7,338,250
Michaels Stores, Inc.:
10.00%, 11/01/2014 144A	5,150,000	5,182,187
11.375%, 11/01/2016 144A	3,900,000	3,924,375
United Auto Group, Inc., 9.625%, 03/15/2012	13,500,000	14,293,125

		52,436,812

Textiles, Apparel & Luxury Goods 4.9%
Levi Strauss & Co.:
9.75%, 01/15/2015	14,025,000	14,936,625
12.25%, 12/15/2012	6,500,000	7,280,000
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	2,750,000	2,928,750
Oxford Industries, Inc., 8.875%, 06/01/2011	12,000,000	12,375,000
Unifi, Inc., 11.50%, 05/15/2014 144A	6,000,000	5,670,000
Warnaco Group, Inc., 8.875%, 06/15/2013	3,200,000	3,360,000

		46,550,375

CONSUMER STAPLES 3.6%
Food & Staples Retailing 0.8%
Ingles Markets, Inc., 8.875%, 12/01/2011 (p)	7,000,000	7,332,500

Food Products 1.5%
Del Monte Foods Co., 8.625%, 12/15/2012	13,220,000	13,963,625

Personal Products 1.3%
Playtex Products, Inc., 8.00%, 03/01/2011	12,100,000	12,674,750

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY 14.3%
Energy Equipment & Services 4.3%
Dresser-Rand Group, Inc.:
7.375%, 11/01/2014	$5,616,000	$5,580,900
10.125%, 04/15/2011 144A	10,500,000	10,946,250
GulfMark Offshore, Inc., 7.75%, 07/15/2014 (p)	4,100,000	4,141,000
Hanover Compressor Co., 8.75%, 09/01/2011	7,000,000	7,315,000
Parker Drilling Co., 9.625%, 10/01/2013 (p)	11,955,000	13,060,837

		41,043,987

Oil, Gas & Consumable Fuels 10.0%
ANR Pipeline Co., 8.875%, 03/15/2010	2,735,000	2,886,773
Chesapeake Energy Corp.:
7.50%, 09/15/2013	7,000,000	7,201,250
7.75%, 01/15/2015	7,750,000	8,021,250
El Paso Corp.:
7.75%, 06/01/2013	10,500,000	10,815,000
7.875%, 06/15/2012 (p)	7,000,000	7,332,500
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	12,050,000	12,712,750
Plains Exploration & Production Co., 8.75%, 07/01/2012	12,999,000	13,876,433
Premcor Refining Group, Inc., 9.50%, 02/01/2013	6,500,000	7,063,134
Targa Resources, Inc., 8.50%, 11/01/2013 144A	7,250,000	7,268,125
Williams Cos.:
7.50%, 01/15/2031	6,750,000	6,885,000
8.125%, 03/15/2012	9,750,000	10,505,625

		94,567,840

FINANCIALS 9.5%
Consumer Finance 5.7%
CCH II Capital Corp., 10.25%, 09/15/2010	14,250,000	14,784,375
Ford Motor Credit Corp., 9.75%, 09/15/2010 144A	15,000,000	15,480,480
Northern Telecom Capital Corp., 7.875%, 06/15/2026	9,000,000	7,920,000
Terra Capital, Inc., 11.50%, 06/01/2010	9,300,000	10,137,000
Triad Financial Corp., Ser. B, 11.125%, 05/01/2013	6,500,000	6,077,500

		54,399,355

Insurance 1.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 (p)	8,750,000	9,121,875

Real Estate Investment Trusts 2.8%
Crescent Real Estate Equities Co., 9.25%, 04/15/2009	10,425,000	10,750,781
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	1,400,000	1,408,750
Saxon Capital, Inc., 12.00%, 05/01/2014 144A	5,000,000	6,958,810
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	7,825,000	7,746,750

		26,865,091

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE 6.0%
Health Care Equipment & Supplies 1.7%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	$ 14,715,000	$15,634,688

Health Care Providers & Services 4.3%
HCA, Inc., 8.75%, 09/01/2010	19,750,000	19,996,875
HealthSouth Corp., 10.75%, 06/15/2016 144A (p)	3,525,000	3,630,750
IASIS Healthcare Corp., 8.75%, 06/15/2014	10,600,000	10,295,250
Select Medical Corp., 7.625%, 02/01/2015	8,150,000	6,866,375

		40,789,250

INDUSTRIALS 6.7%
Commercial Services & Supplies 1.9%
Allied Waste North America, Inc., 9.25%, 09/01/2012	16,500,000	17,634,375

Machinery 4.0%
Case New Holland, Inc., 9.25%, 08/01/2011	23,250,000	24,790,313
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	3,950,000	3,851,250
RBS Global, Inc., 9.50%, 08/01/2014 144A	9,250,000	9,620,000

		38,261,563

Road & Rail 0.8%
Hertz Corp., 10.50%, 01/01/2016 144A	7,000,000	7,717,500

INFORMATION TECHNOLOGY 7.2%
Electronic Equipment & Instruments 2.5%
Compucom Systems, Inc., 12.00%, 11/01/2014 144A	8,625,000	8,722,031
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	8,850,000	9,381,000
NXP Funding, LLC, 9.50%, 10/15/2015 144A (p)	5,500,000	5,575,625

		23,678,656

IT Services 2.8%
SunGard Data Systems, Inc.:
9.125%, 08/15/2013	21,350,000	22,257,375
10.25%, 08/15/2015	4,150,000	4,367,875

		26,625,250

Semiconductors & Semiconductor Equipment 0.3%
Spansion, LLC, 11.25%, 01/15/2016 144A	3,000,000	3,135,000

Software 1.6%
UGS Corp., 10.00%, 06/01/2012	14,060,000	15,255,100

MATERIALS 23.9%
Chemicals 9.7%
Equistar Chemicals, LP, 10.625%, 05/01/2011	14,000,000	15,050,000
Ethyl Corp., 8.875%, 05/01/2010 (h)	12,000,000	12,540,000
Hexion Specialty Chemicals, Inc., 9.75%, 11/15/2014 144A #	7,400,000	7,418,500
Huntsman Advanced Materials, LLC, 11.625%, 10/15/2010	7,000,000	7,752,500
Huntsman International, LLC, 11.50%, 07/15/2012	15,085,000	17,159,187

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Lyondell Chemical Co.:
9.50%, 12/15/2008	$1,178,000	$1,214,813
10.50%, 06/01/2013	11,565,000	12,779,325
11.125%, 07/15/2012	4,435,000	4,823,062
Tronox Worldwide, LLC, 9.50%, 12/01/2012	12,750,000	13,228,125

		91,965,512

Containers & Packaging 5.5%
Crown Americas, Inc., 7.75%, 11/15/2015	5,000,000	5,156,250
Graham Packaging Co., 9.875%, 10/15/2014 (p)	7,250,000	7,304,375
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	5,000,000	5,162,500
9.50%, 08/15/2013 (p)	10,000,000	10,325,000
Owens-Brockway Glass Containers, Inc.:
8.25%, 05/15/2013	10,525,000	10,893,375
8.75%, 11/15/2012	12,150,000	12,879,000

		51,720,500

Metals & Mining 4.7%
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	9,680,000	10,297,100
Indalex Holding Corp., 11.50%, 02/01/2014 144A	9,000,000	9,495,000
United States Steel Corp., 10.75%, 08/01/2008	22,675,000	24,545,688

		44,337,788

Paper & Forest Products 4.0%
Bowater, Inc., 9.375%, 12/15/2021 (p)	7,000,000	6,860,000
Buckeye Technologies, Inc., 8.50%, 10/01/2013	7,500,000	7,668,750
Georgia Pacific Corp.:
8.00%, 01/15/2024 (p)	4,170,000	4,211,700
8.125%, 05/15/2011	5,000,000	5,200,000
Verso Paper Holdings, LLC:
9.125%, 08/01/2014 144A	4,175,000	4,258,500
11.375%, 08/01/2016 144A (p)	10,000,000	10,200,000

		38,398,950

TELECOMMUNICATION SERVICES 12.6%
Diversified Telecommunication Services 5.8%
Citizens Communications Co., 9.25%, 05/15/2011	7,000,000	7,796,250
Consolidated Communications, Inc., 9.75%, 04/01/2012	7,800,000	8,307,000
Insight Midwest, LP:
9.75%, 10/01/2009	8,000,000	8,160,000
10.50%, 11/01/2010	8,000,000	8,300,000
Qwest Communications International, Inc.:
7.875%, 09/01/2011	7,300,000	7,765,375
8.875%, 03/15/2012	13,000,000	14,365,000

		54,693,625

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 6.8%
Alamosa Holdings, Inc., 11.00%, 07/31/2010	$3,400,000	$3,710,913
American Cellular Corp., 10.00%, 08/01/2011	5,500,000	5,802,500
Centennial Communications Corp.:
10.00%, 01/01/2013 (p)	3,500,000	3,648,750
10.125%, 06/15/2013	10,000,000	10,775,000
Cricket Communications, Inc., 9.375%, 11/01/2014 144A (p)	3,000,000	3,075,000
Dobson Communications Corp., 8.375%, 11/01/2011	3,500,000	3,653,125
Horizon PCS, Inc., 11.375%, 07/15/2012	4,975,000	5,609,312
Rural Cellular Corp.:
8.25%, 03/15/2012	13,500,000	13,955,625
9.75%, 01/15/2010 (p)	7,350,000	7,478,625
UbiquiTel, Inc., 9.875%, 03/01/2011	3,375,000	3,670,313
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012 (h)	3,325,000	3,674,125

		65,053,288

UTILITIES 7.5%
Electric Utilities 2.2%
Reliant Energy, Inc.:
9.25%, 07/15/2010	7,000,000	7,280,000
9.50%, 07/15/2013	13,000,000	13,682,500

		20,962,500

Independent Power Producers & Energy Traders 5.3%
AES Corp., 9.00%, 05/15/2015 144A	16,250,000	17,570,313
Dynegy, Inc., 8.375%, 05/01/2016 (p)	21,250,000	21,940,625
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	7,000,000	6,930,000
Mirant North America, LLC, 7.375%, 12/31/2013	4,025,000	4,090,406

		50,531,344

Total Corporate Bonds (cost $1,284,837,876)		1,296,308,273

YANKEE OBLIGATIONS - CORPORATE 8.0%
CONSUMER DISCRETIONARY 1.5%
Media 1.5%
IMAX Corp., 9.625%, 12/01/2010	9,950,000	9,303,250
National Cable plc, 9.125%, 08/15/2016	4,323,000	4,566,169

		13,869,419

FINANCIALS 0.9%
Diversified Financial Services 0.9%
Ship Finance International, Ltd., 8.50%, 12/15/2013	8,640,000	8,467,200

INFORMATION TECHNOLOGY 0.4%
Electronic Equipment & Instruments 0.4%
Celestica, Inc., 7.875%, 07/01/2011 (p)	3,555,000	3,608,325

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued October 31, 2006 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
MATERIALS 2.2%
Chemicals 0.7%
Ineos Group Holdings plc, 8.50%, 02/15/2016 144A	$7,500,000	$7,256,250

Metals & Mining 1.5%
Novelis, Inc., FRN, 8.25%, 02/15/2015 144A	14,750,000	14,160,000

TELECOMMUNICATION SERVICES 3.0%
Wireless Telecommunication Services 3.0%
Intelsat, Ltd.:
9.25%, 06/15/2016 144A	13,900,000	14,907,750
11.25%, 06/15/2016 144A	4,800,000	5,250,000
Rogers Wireless, Inc., 9.625%, 05/01/2011	7,000,000	7,962,500

		28,120,250

Total Yankee Obligations - Corporate (cost $75,697,947)		75,481,444

DEBT OBLIGATIONS 1.3%
Blue Grass Energy Corp. Loan, FRN, 10.33%, 12/30/2013 (cost $12,450,000)	12,450,000	12,577,488

	Shares	Value

SHORT-TERM INVESTMENTS 19.5%
MUTUAL FUND SHARES 19.5%
Evergreen Institutional Money Market Fund ø ##	17,858,549	17,858,549
Navigator Prime Portfolio (pp)	167,145,850	167,145,850

Total Short-Term Investments (cost $185,004,399)		185,004,399

Total Investments (cost $1,557,990,222) 165.4%		1,569,371,604
Other Assets and Liabilities and Preferred Shares (65.4%)		(620,721,500)

Net Assets Applicable to Common Shareholders 100.0%		$948,650,104

(p)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FRN	Floating Rate Note

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued October 31, 2006 (unaudited)

The following table shows the percent of total investments (excluding collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2006:

AAA	1.5%
BBB	1.3%
BB	19.7%
B	67.2%
CCC	10.3%

100.0%

The following table shows the percent of total investments (excluding collateral from securities on loan) based on effective maturity as of October 31, 2006:

Less than 1 year	3.5%
1 to 3 year(s)	3.6%
3 to 5 years	24.0%
5 to 10 years	65.3%
10 to 20 years	2.1%
20 to 30 years	1.5%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $1,540,131,673)
including $164,030,800 of securities loaned	$1,551,513,055
Investments in affiliated money market fund, at value (cost $17,858,549)	17,858,549

Total investments	1,569,371,604
Cash	210,000
Receivable from broker	360,346
Receivable for securities sold	10,993,719
Interest receivable	35,198,164
Receivable for securities lending income	15,057
Unrealized gains on interest rate swap transactions	5,489,232

Total assets	1,621,638,122

Liabilities
Dividends payable	7,895,289
Payable for securities purchased	7,400,000
Payable for securities on loan	167,145,850
Advisory fee payable	23,638
Due to other related parties	1,970
Accrued expenses and other liabilities	123,599

Total liabilities	182,590,346

Preferred shares at redemption value
$25,000 liquidation value per share applicable to 19,600 shares,
including dividends payable of $397,672	490,397,672

Net assets applicable to common shareholders	$948,650,104

Net assets applicable to common shareholders represented by
Paid-in capital	$972,523,535
Overdistributed net investment income	(21,381,423)
Accumulated net realized losses on investments	(19,362,622)
Net unrealized gains on investments	16,870,614

Net assets applicable to common shareholders	$948,650,104

Net asset value per share applicable to common shareholders
Based on $948,650,104 divided by 68,298,361 common shares issued
and outstanding (100,000,000 common shares authorized)	$13.89

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2006 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $33,387)	$58,902,692
Income from affiliate	313,390
Securities lending	282,700

Total investment income	59,498,782

Expenses
Advisory fee	4,313,630
Administrative services fee	359,469
Transfer agent fees	21,177
Trustees’ fees and expenses	25,809
Printing and postage expenses	75,740
Custodian and accounting fees	126,598
Professional fees	33,333
Auction agent fees	666,975
Other	33,473

Total expenses	5,656,204
Less: Expense reductions	(6,444)

Net expenses	5,649,760

Net investment income	53,849,022

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	4,070,511
Interest rate swap transactions	4,253,059

Net realized gains on investments	8,323,570
Net change in unrealized gains or losses on investments	(12,770,403)

Net realized and unrealized gains or losses on investments	(4,446,833)
Distributions to preferred shareholders from net investment income	(12,576,203)

Net increase in net assets applicable to common shareholders resulting from operations	$36,825,986

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006	Year Ended
	(unaudited)	April 30, 2006

Operations
Net investment income	$ 53,849,022	$107,372,869
Net realized gains or losses on investments	8,323,570	(22,910,656)
Net change in unrealized gains or losses on investments	(12,770,403)	24,426,782
Distributions to preferred shareholders from
Net investment income	(12,576,203)	(17,490,340)
Net realized gains	0	(1,328,197)

Net increase in net assets applicable to common shareholders resulting
from operations	36,825,986	90,070,458

Distributions to common shareholders from
Net investment income	(48,501,469)	(103,581,587)
Net realized gains	0	(10,208,814)

Total distributions to common shareholders	(48,501,469)	(113,790,401)

Capital share transactions
Net asset value of common shares issued under the Automatic Dividend
Reinvestment Plan	7,223,120	9,987,581

Total decrease in net assets applicable to common shareholders	(4,452,363)	(13,732,362)
Net assets applicable to common shareholders
Beginning of period	953,102,467	966,834,829

End of period	$ 948,650,104	$953,102,467

Overdistributed net investment income	$ (21,381,423)	$(4,399,339)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1 .   O R G A N I Z AT I O N

Evergreen Income Advantage Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on December 3, 2002 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The primary investment objective of the Fund is to seek a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its investment objective.

2 .  S I G N I F I C A N T   A C C O U N T I N G   P O L I C I E S

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3 .   A D V I S O RY   F E E   A N D   O T H E R   T R A N S A C T I O N S   W I T H   A F F I L I AT E S

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.60% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets. For the six months ended October 31, 2006, the advisory fee was equivalent to 0.90% of the Fund’s average daily net assets applicable to common shareholders.

Effective October 1, 2006, Tattersall Advisory Group, Inc. (“TAG”), an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.05% of the Fund’s average daily total assets. For the year ended October 31, 2006, the administrative fee was equivalent to 0.08% of the Fund’s average daily net assets applicable to common shareholders.

4 .   C A P I TA L   S H A R E   T R A N S A C T I O N S

The Fund has authorized capital of 100,000,000 common shares with no par value. For the six months ended October 31, 2006 and the year ended April 30, 2006, the Fund issued 523,690 and 687,163 common shares, respectively.

The Fund has issued 19,600 shares of Auction Market Preferred Shares (“Preferred Shares”) consisting of six series, each with a liquidation value of $25,000 plus accumulated but unpaid dividends (whether or not earned or declared). Dividends on each series of Preferred Shares are cumulative at a rate, which is reset based on the result of an auction. The annualized dividend rate was 5.09% during the six months ended October 31, 2006. The Fund will not declare, pay or set apart for payment any dividend to its common shareholders unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on each series of Preferred Shares through its most recent dividend payment date.

Each series of Preferred Shares is redeemable, in whole or in part, at the option of the Fund on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared). Each series of Preferred Shares is also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared) if the requirement relating to the asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The holders of Preferred Shares have voting rights equal to the holders of the Fund’s common shares and will vote together with holders of common shares as a single class. Holders of Preferred Shares, voting as a separate class, are entitled to elect two of the Fund’s Trustees.

5 .   S E C U R I T I E S   T R A N S A C T I O N S

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $374,854,206 and $360,950,841, respectively, for the six months ended October 31, 2006.

During the six months ended October 31, 2006, the Fund loaned securities to certain brokers. At October 31, 2006, the value of securities on loan and the value of collateral (including accrued interest) amounted to $164,030,800 and $167,145,850, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At October 31, 2006, the Fund had the following open interest rate swap agreements:

			Cash Flows	Cash Flows
	Notional		Paid	Received	Unrealized
Expiration	Amount	Counterparty	by the Fund	by the Fund	Gain

11/26/2006	$105,000,000	Merrill Lynch	Fixed - 2.79%	Floating - 5.32%	$ 235,230
		& Co., Inc.
7/02/2008	100,000,000	JPMorgan	Fixed - 2.737%	Floating - 5.323%	3,400,210
		Chase & Co.
11/26/2008	65,000,000	Merrill Lync	Fixed - 3.585%	Floating -5.32%	1,853,792
		& Co., Inc.

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,547,396,181. The gross unrealized appreciation and depreciation on securities based on tax cost was $47,035,857 and $25,060,434, respectively, with a net unrealized appreciation of $21,975,423.

6 .   E X P E N S E   R E D U C T I O N S

Through expense offset arrangements with the Fund’s custodian, a portion of fund expenses has been reduced.

7 .   D E F E R R E D   T R U S T E E S ’   F E E S

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8 .   C O N C E N T R AT I O N   O F   R I S K

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

9 .   R E G U L AT O RY   M AT T E R S   A N D   L E G A L   P R O C E E D I N G S

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and Evergreen Services Company, LLC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff ’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

From time to time, EIMC is involved in various legal actions in the normal course of business. In EIMC’s opinion, it is not involved in any legal actions that will have a material effect on its ability to provide services to the Fund.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

1 0 .   N E W   A C C O U N T I N G   P R O N O U N C E M E N T S

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

1 1 .   S U B S E Q U E N T   D I S T R I B U T I O N S

On October 20, 2006, the Fund declared distributions from net investment income of $0.1156 per common share payable on December 1, 2006 to shareholders of record on November 15, 2006.

On November 17, 2006, the Fund declared distributions from net investment income of $0.1156 per common share payable on January 2, 2007 to shareholders of record on December 13, 2006.

On December 7, 2006, the Fund declared distributions from net investment income of $0.1156 per common share payable on February 1, 2007 to shareholders of record on January 17, 2007.

These distributions are not reflected in the accompanying financial statements.

ADDITIONAL INFORMATION (unaudited)

On August 11, 2006, the Annual Meeting of shareholders of the Fund was held to consider number of proposals. On June 16, 2006, the record date of the meeting, the Fund 67,957,651 shares outstanding of which 60,364,964 shares (88.83%) were represented at meeting.

The votes recorded at the meeting, by proposal, were as follows:

Proposal 1 — Election of Trustees:

	Shares voted	Shares voted
	“For”	“Withheld”

K. Dun Gifford	59,559,656.348	805,307.224
Dr. Leroy Keith, Jr.	59,604,133.348	760,830.224
Michael S. Scofield	59,604,453.348	760,510.224

ADDITIONAL INFORMATION (unaudited) continued

I N F O R M AT I O N   A B O U T   T H E   R E V I E W   A N D   A P P R O VA L   O F   T H E   F U N D ’ S   I N V E S T M E N T   A D V I S O RY   A G R E E M E N T

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Income Advantage Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

Effective October 1, 2006, certain advisory personnel of EIMC were consolidated at TAG. In connection with the consolidation, the Board of Trustees approved a sub-advisory agreement with TAG. In approving that contract, the Trustees considered the factors described below, that the services previously provided by EIMC to the Fund would be provided by EIMC and TAG going forward, and that there would be no related change in the personnel managing the Fund or in the advisory fees paid by the Fund.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense

ADDITIONAL INFORMATION (unaudited) continued

ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the fund. They noted that EIMC formulates and implements an investment program for the fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund had continued to underperform its Lipper peer group, but noted that the Fund’s relative performance had improved over the one-year period ended May 31, 2006. EIMC noted to the Trustees that EIMC’s high-yield portfolio management team had generally maintained a relatively high-quality bias in that asset class. EIMC reported to the Trustees that, in recent periods, funds with a high-quality bias like the Fund had generally under-performed other investment products investing in lower-quality issuers, contributing substantially to the Fund’s relative underperformance.

In the course of the Trustees’ review of advisory arrangements for the various funds managed exclusively or in part by the high-yield team at EIMC, representatives of EIMC noted that a number of members of the team had recently resigned from EIMC. Representatives of EIMC described the steps that EIMC had taken to continue effective management of the affected funds without interruption, including the steps taken to ensure additional members of the team would be retained and the appointment of a principal portfolio manager of the team with substantial experience in the high-yield space. The Trustees determined that the steps EIMC had taken to date appeared appropriate under the circumstances and approved the continuation of the various advisory agreements in question with the understanding that they would evaluate carefully the capabilities and performance of the high yield team going forward and following the hiring of the additional personnel.

ADDITIONAL INFORMATION (unaudited) continued

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees considered that, in light of the fact that the Fund is not making a continuous offering of its shares, the likelihood of substantial increases in economies of scale was relatively low, although they determined to continue to monitor the Fund’s expense ratio and the profitability of the investment advisory agreement to EIMC in the future for reasonableness in light of future growth of the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open market (open-market purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividendor distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton*	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

* Shirley L. Fulton served as Trustee through November 20, 2006.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

568264 rv2 12/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Income Advantage Fund

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 26, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: December 26, 2006